RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Statement of Investments

September 30, 2022 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS (10.93%)
139,941	Apollo Tactical Income Fund, Inc.	$1,648,505
153,742	Barings Global Short Duration High Yield Fund	1,878,727
356,322	BlackRock 2022 Global Income Opportunity Trust	15,037
1,000	BlackRock Corporate High Yield Fund, Inc.	8,550
86,404	BrandywineGLOBAL - Global Income Opportunities Fund, Inc.	658,398
142,624	First Trust High Yield Opportunities 2027 Term Fund	1,921,145
90,041	GDL Fund	713,125
426,862	Invesco Dynamic Credit Opportunity Fund	4,849,149
378,236	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	1,520,509
114,786	Nuveen Core Plus Impact Fund	1,175,409
304,091	Nuveen Credit Strategies Income Fund	1,553,905
161,075	PGIM Global High Yield Fund, Inc.	1,704,174
113,940	PGIM Short Duration High Yield Opportunities Fund	1,637,317
27,190	PIMCO Access Income Fund	430,962
152,496	PIMCO Dynamic Income Opportunities Fund	2,011,422
76,610	Western Asset Diversified Income Fund	963,754
755,781	Western Asset High Income Opportunity Fund, Inc.	2,781,273

TOTAL CLOSED-END FUNDS
(Cost $34,029,198)		25,471,361

Principal Amount/Description		Rate	Maturity	Value
BANK LOANS (4.32%)
$504,682	Air Methods Corp., First Lien - Initial Term Loan(a)	3M US L + 3.50%	04/22/24	$406,060
314,213	American Tire Distributors, Inc., First Lien - Initial Term Loan	3M US L + 6.25%	10/08/28	295,080
555,000	Applied Systems, Inc., Second Lien - 2021 Term Loan(a)	3M US L + 5.50%	09/19/25	548,617
188,028	Astra Acquisition Corp., First Lien - Initial Term Loan	1M US L + 5.25%	10/22/28	160,764
679,840	Astra Acquisition Corp., Second Lien - Initial Term Loan	1M US L + 8.88%	10/22/29	625,452
95,000	Asurion LLC, Second Lien - New B-3 Term Loan(a)	1M US L + 5.25%	01/31/28	72,081
519,750	Atlas Purchaser, Inc., First Lien - Initial Term Loan(a)	3M US L + 3.00%	05/08/28	409,953
600,000	Aveanna Healthcare LLC, Second Lien - Initial Term Loan(a)	1M US L + 7.00%	12/10/29	444,000
65,000	Blackhawk Network Holdings, Inc., Second Lien (a)	3M US L + 7.00%	06/15/26	61,588
402,593	Bright Bidco B.V., First Lien - 2018 Refinancing B Term Loan	3M US L + 3.50%	06/30/24	100,145
16,622	Bright Bidco B.V., First Lien	N/A	02/28/23	16,622
29,089	Bright Bidco B.V., First Lien - Term Loan	SOFR + 8.00%	02/28/23	29,089
248,125	Cengage Learning, Inc., First Lien - B Term Loan	3M US L + 5.00%	06/29/26	225,290
530,000	Constant Contact, Inc., Second Lien - Initial Term Loan(a)	3M US L + 7.50%	02/12/29	418,700
207,999	Cyxtera DC Holdings, Inc., First Lien - Initial Term Loan(a)	3M US L + 3.00%	05/01/24	190,430
295,000	DCert Buyer, Inc., Second Lien - First Amendment Refinancing Term Loan	3M US L + 7.00%	02/19/29	276,563
250,000	DG Investment Intermediate Holdings 2, Inc., Second Lien - Initial Term Loan	1M US L + 6.75%	03/30/29	234,688
172,421	Edgewater Generation LLC, First Lien	1M US L + 3.75%	12/13/25	152,171
302,393	Envision Healthcare Corp., First Lien (a)	3M US L + 0.00%	03/31/27	140,613
739,842	Envision Healthcare Corp., First Lien (a)	3M US L + 0.00%	03/31/27	209,623
330,813	Grab Holdings, Inc., First Lien - Initial Term Loan(a)	1M US L + 4.50%	01/29/26	311,586
255,032	Gulf Finance, LLC TL 1L	1M US L + 6.75%	08/25/26	203,252
252,018	Intelsat Jackson Holdings S.A.TLB 1L	3M US L + 4.25%	01/26/29	237,149
135,000	Kenan Advantage Group, Inc, Second Lien - Initial Term Loan	3M US L + 7.25%	08/18/27	124,875
2,433	Lealand Finance Company B.V., First Lien - Make-Whole Term Loan	1M US L + 3.00%	06/28/24	1,551
32,692	Lealand Finance Company B.V., First Lien - Take-Back Term Loan	3M US L + 1.00%	06/30/25	16,633
165,000	LSF9 ATLANTIS HOLDINGS, LLC, First Lien - B Term Loan	3M US L + 7.25%	03/29/29	157,163
319,036	Minotaur Acquisition, Inc., First Lien - B Term Loan(a)	3M US L + 4.75%	03/27/26	303,910
203,950	Misys, Ltd., First Lien - Dollar Term Loan(a)	3M US L + 3.50%	06/13/24	178,048
230,000	Misys, Ltd., Second Lien - Dollar Term Loan(a)	6M US L + 7.25%	06/13/25	189,320
338,544	Riverbed Technology, Inc., First Lien - Initial Term Loan	6M US L + 8.00%	12/06/26	131,892
112,141	Sweetwater Borrower, LLC, First Lien - Initial Term Loan	1M US L + 4.25%	08/03/28	102,609
379,000	Team Health Holdings, Inc., First Lien - Initial Term Loan(a)	1M US L + 2.75%	02/06/24	348,206
218,900	Think & Learn Private, Ltd., First Lien - B Term Loan	3M US L + 6.00%	11/05/26	160,422
220,000	TIBCO Software, Inc., Second Lien (a)	1M US L + 7.25%	03/04/28	219,588
597,834	Travel Leaders Group LLC, First Lien - 2018 Refinancing Term Loan(a)	1M US L + 4.00%	01/25/24	551,771
416,788	Travelport Finance Luxembourg SARL 1L, 2021, First Lien - Initial (Priority) Term Loan(a)	3M US L + 8.75%	02/28/25	413,316
550,000	UKG, Inc. TL 2L	3M US L + 5.25%	05/03/27	522,959
320,323	Vantage Specialty Chemicals, Inc., First Lien - Closing Date Term Loan(a)	3M US L + 3.50%	10/28/24	309,012
233,238	Viad Corp, First Lien - Initial Term Loan	3M US L + 5.00%	07/30/28	222,352
357,397	WaterBridge Midstream Operating LLC, First Lien - Initial Term Loan(a)	3M US L + 5.75%	06/22/26	345,855

TOTAL BANK LOANS
(Cost $11,160,147)				10,068,998

Shares/Description		Value
SPECIAL PURPOSE ACQUISITION COMPANIES (16.66%)
51,583	8i ACQUISITION 2 Corp.(b)	$516,346
42,066	Accretion Acquisition Corp.(b)	418,136
36,143	Achari Ventures Holdings Corp. I(b)	362,153
81,790	ALSP Orchid Acquisition Corp. I(b)	820,354
29,842	AltEnergy Acquisition Corp.(b)	297,823
7,413	Apeiron Capital Investment Corp.(b)	74,352
36,781	Arisz Acquisition Corp.(b)	365,235
138,896	Avalon Acquisition, Inc.(b)	1,395,906
114,259	Barings BDC, Inc.	944,922
29,282	BioPlus Acquisition Corp.(b)	293,991
49,448	Black Mountain Acquisition Corp.(b)	495,963
14,842	Blockchain Coinvestors Acquisition Corp. I(b)	149,607
36,149	Blockchain Moon Acquisition Corp.(b)	361,129
109,883	Blue Ocean Acquisition Corp.(b)	1,104,324
73,502	Bullpen Parlay Acquisition Co.(b)	739,430
59,686	Cactus Acquisition Corp. 1, Ltd.(b)	599,844
22,012	Crescera Capital Acquisition Corp.(b)	220,780
2,146	CW TRAVEL(b)	21,460
35,646	Deep Medicine Acquisition Corp.(b)	358,955
24,051	Digital Health Acquisition Corp.(b)	243,637
38,368	Direct Selling Acquisition Corp.(b)	388,668
12,048	Enterprise 4.0 Technology Acquisition Corp.(b)	121,564
32,156	Everest Consolidator Acquisition Corp.(b)	323,168
12,019	ExcelFin Acquisition Corp.(b)	120,430
40,085	Finnovate Acquisition Corp.(b)	404,458
215,585	First Eagle Alternative Capital BDC, Inc.	616,573
69,541	FS KKR Capital Corp.	1,178,720
58,432	Games & Esports Experience Acquisition Corp.(b)	592,500
46,043	GigCapital5, Inc.(b)	465,955
62,828	Globalink Investment, Inc.(b)	625,767
57,200	Goldman Sachs BDC, Inc.	826,540
29,652	Green Visor Financial Technology Acquisition Corp. I(b)	300,375
18,354	Hunt Cos. Acquisition Corp. I(b)	186,293
24,074	Industrial Human Capital, Inc.(b)	244,351
17,822	Innovative International Acquisition Corp.(b)	180,715
73,254	Integrated Rail and Resources Acquisition Corp.(b)	736,203
8,038	Intelligent Medicine Acquisition Corp.(b)	80,862
880	Intelsat Jackson Holdings SA(b)(c)	5,060
4,203	Intelsat New Common(b)	117,684
44,245	Jupiter Wellness Acquisition Corp.(b)	443,777
51,780	LAMF Global Ventures Corp. I(b)	522,460
12,126	Learn CW Investment Corp.(b)	119,441
88,428	Legato Merger Corp. II(b)	878,974
36,722	LF Capital Acquisition Corp. II, Class A(b)	369,056
128,274	Lionheart III Corp.(b)	1,294,286
62,176	LIV Capital Acquisition Corp. II(b)	624,869
2	LIV Capital Acquisition Corp. II-units(b)	20
24,030	M3-Brigade Acquisition III Corp.(b)	241,982
29,228	Mana Capital Acquisition Corp.(b)	293,157
13,637	McDermott International, Ltd.(b)	6,819
16,082	McLaren Technology Acquisition Corp.(b)	161,142
80,170	Mercato Partners Acquisition Corp.(b)	801,700
53,922	Mount Rainier Acquisition Corp.(b)	543,534
63,000	Mountain Crest Acquisition Corp. V(b)	628,740
58,756	Nabors Energy Transition Corp.(b)	590,498
24,074	Newcourt Acquisition Corp.(b)	244,110
86,683	OmniLit Acquisition Corp.(b)	867,697
20,906	Onyx Acquisition Co. I(b)	211,569
71,292	OPY Acquisition Corp. I(b)	707,930
1	OPY Acquisition Corp. I-units(b)	10
112,381	Owl Rock Capital Corp.	1,165,391
13,488	Phoenix Biotech Acquisition Corp.(b)	136,094
47,750	Project Energy Reimagined Acquisition Corp.(b)	469,860
64,779	PROOF Acquisition Corp. I(b)	644,551
5,941	Pyrophyte Acquisition Corp.(b)	60,420
87,648	ROC Energy Acquisition Corp.(b)	881,739
58,888	Roth CH Acquisition V Co.(b)	587,113
12,046	Sanaby Health Acquisition Corp. I(b)	121,906
27,067	Screaming Eagle Acquisition Corp.(b)	263,903
8,017	Semper Paratus Acquisition Corp.(b)	81,292
58,597	Sixth Street Specialty Lending, Inc.	957,475
104,224	Sizzle Acquisition Corp.(b)	1,047,451
75,000	Social Capital Hedosophia Holdings Corp. VI(b)	750,000
16,034	Spindletop Health Acquisition Corp.(b)	161,462
18,072	SportsMap Tech Acquisition Corp.(b)	181,081
58,567	ST Energy Transition I, Ltd.(b)	589,184
32,164	TG Venture Acquisition Corp.(b)	320,032
12,018	Thrive Acquisition Corp.(b)	121,863
2,376	TKB Critical Technologies 1(b)	24,069
11,778	TLGY Acquisition Corp.(b)	119,429
96,492	Trine II Acquisition Corp.(b)	967,332
49,450	Tristar Acquisition I Corp.(b)	490,050
87,648	UTA Acquisition Corp.(b)	886,121
29,228	Vahanna Tech Edge Acquisition I Corp.(b)	293,157
61,760	Worldwide Webb Acquisition Corp.(b)	616,982

TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES
(Cost $38,871,808)		38,789,961

Shares/Description		Value
PREFERRED STOCKS (3.46%)
105,758	First Eagle Alternative Capital BDC, Inc., 5.00%, 05/25/2026	$2,396,476
189,274	Oxford Square Capital Corp., 6.50%, 03/30/2024	4,665,604
2,946	Riverbed Tech Pref A, 1.50%, 11/17/28(b)	2,946
39,726	XAI Octagon Floating Rate Alternative Income Term Trust, Series 2026, 6.50%, 03/31/2026	1,000,686

TOTAL PREFERRED STOCKS
(Cost $8,452,211)		8,065,712

Principal Amount/Description		Rate	Maturity	Value
COLLATERALIZED LOAN OBLIGATIONS (6.09%)
500,000	Apidos CLO XXIV(a)(d)	3M US L + 5.80%	10/20/30	$409,779
500,000	Apidos CLO XXXII(a)(d)	3M US L + 6.75%	01/20/33	440,283
500,000	Bain Capital Credit CLO 2019-3, Ltd.(a)(d)	3M US L + 7.10%	10/21/34	429,479
500,000	Bain Capital Credit CLO 2021-2, Ltd.(a)(d)	3M US L + 3.15%	07/16/34	445,356
500,000	Bain Capital Credit CLO 2022-3, Ltd.(a)(d)	3M US SOFR + 7.35%	07/17/35	420,822
500,000	Barings CLO, Ltd.(a)(d)	3M US L + 5.82%	10/15/30	421,344
500,000	Canyon Capital CLO, Ltd.(a)(d)	3M US L + 5.75%	07/15/31	408,227
500,000	Carlyle Global Market Strategies CLO, Ltd.(a)(d)	3M US L + 5.35%	05/15/31	392,019
500,000	Carlyle Global Market Strategies CLO, Ltd.(a)(d)	3M US L + 5.50%	10/15/30	407,683
1,000,000	Carlyle US CLO 2020-2, Ltd.(a)(d)	3M US L + 6.70%	01/25/35	855,133
500,000	Carlyle US CLO 2021-1, Ltd.(a)(d)	3M US L + 6.00%	04/15/34	412,751
500,000	Chenango Park CLO, Ltd.(a)(d)	3M US L + 5.80%	04/15/30	412,965
500,000	Fillmore Park CLO, Ltd.(a)(d)	3M US L + 5.40%	07/15/30	418,229
1,000,000	Galaxy XIX CLO, Ltd.(a)(d)	3M US L + 6.53%	07/24/30	779,811
500,000	Goldentree Loan Management US CLO 10, Ltd.(a)(d)	3M US L + 6.20%	07/20/34	423,588
500,000	Goldentree Loan Management US CLO 3, Ltd.(a)(d)	3M US L + 2.85%	04/20/30	448,025
500,000	Milos CLO, Ltd.(a)(d)	3M US L + 6.15%	10/20/30	431,377
500,000	Myers Park CLO, Ltd.(a)(d)	3M US L + 5.50%	10/20/30	410,420
500,000	Neuberger Berman Loan Advisers CLO 37, Ltd.(a)(d)	3M US L + 5.75%	07/20/31	436,136
500,000	Neuberger Berman Loan Advisers CLO 42, Ltd.(a)(d)	3M US L + 5.95%	07/16/35	416,058
500,000	Neuberger Berman Loan Advisers CLO 44, Ltd.(a)(d)	3M US L + 6.00%	10/16/34	426,765
500,000	Ocean Trails CLO V(a)(d)	3M US L + 3.45%	10/13/31	430,403
500,000	REESE PARK CLO, Ltd.(a)(d)	3M US L + 6.50%	10/15/34	424,408
500,000	Sound Point CLO XXVI, Ltd.(a)(d)	3M US L + 6.86%	07/20/34	408,904
500,000	Sound Point CLO XXXII, Ltd.(a)(d)	3M US L + 6.70%	10/25/34	395,340
500,000	THL Credit Wind River 2017-3 CLO, Ltd.(a)(d)	3M US L + 7.08%	04/15/35	425,072
500,000	THL Credit Wind River CLO, Ltd.(a)(d)	3M US L + 5.75%	07/15/30	413,347
500,000	Unity-Peace Park CLO, Ltd.(a)(d)	3M US SOFR + 7.18%	04/20/35	429,299
500,000	Voya CLO 2019-1, Ltd.(a)(d)	3M US L + 6.12%	04/15/31	411,831
500,000	Voya CLO, Ltd.(a)(d)	3M US L + 5.25%	07/15/31	405,627
500,000	Voya CLO, Ltd.(a)(d)	3M US L + 5.95%	07/14/31	401,651
500,000	Webster Park CLO, Ltd.(a)(d)	3M US L + 5.50%	07/20/30	398,319
				14,190,451

TOTAL COLLATERALIZED LOAN OBLIGATIONS
(Cost $16,769,483)				14,190,451

Shares/Description		Value
RIGHTS (0.03%)(b)
51,583	8i ACQUISITION 2 Corp., Strike Price $11.50, Expires 11/24/2022	$23,213
42,066	Accretion Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	3,756
36,781	Arisz Acquisition Corp., Strike Price $11.50, Expires 05/01/2023	2,207
1,000	BlackRock Corporate High Yield Fund, Inc., Strike Price $0.01, Expires 10/14/2022	2
36,149	Blockchain Moon Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	2,147
35,646	Deep Medicine Acquisition Corp., Strike Price $11.50, Expires 12/09/2022	1,390
62,828	Globalink Investment, Inc., Strike Price $11.50, Expires 08/19/2023	7,652
44,245	Jupiter Wellness Acquisition Corp., Strike Price $11.50, Expires 12/31/2049	3,650
29,228	Mana Capital Acquisition Corp., Strike Price $11.50, Expires 12/01/2026	8,185

TOTAL RIGHTS
(Cost $83,776)		52,202

Shares/Description		Value
WARRANTS (0.05%)(b)
51,583	8i ACQUISITION 2 Corp., Strike Price $11.50, Expires 09/24/2026	$22,182
21,033	Accretion Acquisition Corp., Strike Price $11.50, Expires 02/19/2023	1,043
36,143	Achari Ventures Holdings Corp. I, Strike Price $11.50, Expires 08/05/2026	1,807
40,895	ALSP Orchid Acquisition Corp. I, Strike Price $11.50, Expires 11/30/2028	3,681
14,921	AltEnergy Acquisition Corp., Strike Price $11.50, Expires 02/06/2023	2,387
36,781	Arisz Acquisition Corp., Strike Price $11.50, Expires 11/16/2026	3,310
104,172	Avalon Acquisition, Inc., Strike Price $11.50, Expires 02/26/2023	10,167
37,086	Black Mountain Acquisition Corp., Strike Price $11.50, Expires 10/15/2027	3,631
7,421	Blockchain Coinvestors Acquisition Corp. I, Strike Price $11.50, Expires 11/01/2028	522
36,149	Blockchain Moon Acquisition Corp., Strike Price $11.50, Expires 10/14/2026	1,211
29,843	Cactus Acquisition Corp. 1, Ltd., Strike Price $11.50, Expires 07/20/2023	2,092
11,006	Crescera Capital Acquisition Corp., Strike Price $11.50, Expires 04/20/2028	660
24,051	Digital Health Acquisition Corp., Strike Price $11.50, Expires 10/14/2023	3,487
19,184	Direct Selling Acquisition Corp., Strike Price $11.50, Expires 11/23/2023	1,153
6,024	Enterprise 4.0 Technology Acquisition Corp., Strike Price $11.50, Expires 09/24/2023	723
16,078	Everest Consolidator Acquisition Corp., Strike Price $11.50, Expires 07/19/2028	965
6,010	ExcelFin Acquisition Corp., Strike Price $11.50, Expires 07/05/2023	541
30,063	Finnovate Acquisition Corp., Strike Price $11.50, Expires 04/15/2023	1,659
46,043	GigCapital5, Inc., Strike Price $11.50, Expires 12/31/2028	1,179
62,828	Globalink Investment, Inc., Strike Price $11.50, Expires 12/03/2026	3,770
14,826	Green Visor Financial Technology Acquisition Corp. I, Strike Price $11.50, Expires 05/08/2023	890
9,177	Hunt Cos. Acquisition Corp. I, Strike Price $11.50, Expires 12/31/2028	367
24,074	Industrial Human Capital, Inc., Strike Price $11.50, Expires 12/31/2028	481
8,911	Innovative International Acquisition Corp., Strike Price $11.50, Expires 04/03/2023	178
36,627	Integrated Rail and Resources Acquisition Corp., Strike Price $11.50, Expires 05/21/2023	3,176
25,890	LAMF Global Ventures Corp. I, Strike Price $11.50, Expires 04/04/2023	267
6,063	Learn CW Investment Corp., Strike Price $11.50, Expires 12/31/2028	606
44,214	Legato Merger Corp. II, Strike Price $11.50, Expires 02/05/2023	16,355
18,361	LF Capital Acquisition Corp. II, Strike Price $11.50, Expires 12/31/9999	1,234
64,137	Lionheart III Corp., Strike Price $11.50, Expires 03/19/2023	3,860
46,632	LIV Capital Acquisition Corp. II, Strike Price $11.50, Expires 02/16/2027	5,129
8,010	M3-Brigade Acquisition III Corp., Strike Price $11.50, Expires 05/11/2023	481
14,614	Mana Capital Acquisition Corp., Strike Price $11.50, Expires 12/01/2026	1,944
8,041	McLaren Technology Acquisition Corp., Strike Price $11.50, Expires 03/03/2023	523
40,085	Mercato Partners Acquisition Corp., Strike Price $11.50, Expires 12/28/2026	469
53,922	Mount Rainier Acquisition Corp., Strike Price $11.50, Expires 12/04/2022	8,087
29,378	Nabors Energy Transition Corp., Strike Price $11.50, Expires 11/17/2026	4,113
12,037	Newcourt Acquisition Corp., Strike Price $11.50, Expires 04/12/2028	793
10,453	Onyx Acquisition Co. I, Strike Price $11.50, Expires 01/07/2023	732
35,646	OPY Acquisition Corp. I, Strike Price $11.50, Expires 04/08/2023	3,741
6,744	Phoenix Biotech Acquisition Corp., Strike Price $11.50, Expires 09/01/2026	540
23,875	Project Energy Reimagined Acquisition Corp., Strike Price $11.50, Expires 12/31/2028	2,866
29,444	Roth CH Acquisition V Co., Strike Price $11.50, Expires 12/10/2026	2,947
7,563	Rubicon Technologies, Inc., Strike Price $11.50, Expires 04/19/2028	985
6,023	Sanaby Health Acquisition Corp. I, Strike Price $11.50, Expires 07/30/2028	301
8,017	Spindletop Health Acquisition Corp., Strike Price $11.50, Expires 12/31/2028	321
13,554	SportsMap Tech Acquisition Corp., Strike Price $11.50, Expires 09/01/2027	1,395
32,164	TG Venture Acquisition Corp., Strike Price $11.50, Expires 08/13/2023	1,930
6,009	Thrive Acquisition Corp., Strike Price $11.50, Expires 03/09/2023	481
48,246	Trine II Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	5,311
24,725	Tristar Acquisition I Corp., Strike Price $11.50, Expires 12/31/2028	1,236
14,614	Vahanna Tech Edge Acquisition I Corp., Strike Price $11.50, Expires 11/30/2028	1,608
30,880	Worldwide Webb Acquisition Corp., Strike Price $11.50, Expires 03/27/2023	2,779

TOTAL WARRANTS
(Cost $340,236)		142,296

Principal Amount/Description		Rate	Maturity	Value
U.S. CORPORATE BONDS (4.29%)
Basic Materials (0.19%)
$175,000	ASP Unifrax Holdings, Inc.(d)	7.50%	09/30/29	$115,844
260,000	Illuminate Buyer LLC / Illuminate Holdings IV, Inc.(d)	9.00%	07/01/28	216,303
195,000	Vibrantz Technologies, Inc.(d)	9.00%	02/15/30	127,311
				459,458
Communications (0.46%)
275,000	Cengage Learning, Inc.(d)	9.50%	06/15/24	258,124
545,000	Embarq Corp Eq	8.00%	06/01/36	273,721
510,000	Endurance International Group Holdings, Inc.(d)	6.00%	02/15/29	339,588
225,000	McGraw-Hill Education, Inc.(d)	5.75%	08/01/28	188,356
				1,059,789
Consumer, Cyclical (0.57%)
45,000	Carnival Corp.(d)	7.63%	03/01/26	34,268
330,000	Dealer Tire LLC / DT Issuer LLC(d)	8.00%	02/01/28	291,385
60,000	Park River Holdings, Inc.(d)	5.63%	02/01/29	39,052
300,000	PetSmart, Inc. / PetSmart Finance Corp.(d)	7.75%	02/15/29	268,662
155,000	Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.(d)	5.63%	09/01/29	107,511
125,000	Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.(d)	5.88%	09/01/31	84,539
280,000	SWF Escrow Issuer Corp.(d)	6.50%	10/01/29	166,450
190,000	TKC Holdings, Inc.(d)	10.50%	05/15/29	145,696
405,000	Wheel Pros, Inc.(d)	6.50%	05/15/29	186,073
				1,323,636
Consumer, Non-cyclical (0.35%)
270,000	Air Methods Corp.(d)	8.00%	05/15/25	136,015
160,000	CHS/Community Health Systems, Inc.(d)	6.88%	04/15/29	77,639
40,000	Coty, Inc.(d)	6.50%	04/15/26	36,907
150,000	PECF USS Intermediate Holding III Corp.(d)	8.00%	11/15/29	109,990
127,656	Pyxus Holdings, Inc.	10.00%	08/24/24	104,429
305,000	Radiology Partners, Inc.(d)	9.25%	02/01/28	199,447
190,000	Triton Water Holdings, Inc.(d)	6.25%	04/01/29	145,602
				810,029
Energy (0.31%)
200,000	Kosmos Energy, Ltd.(e)	7.50%	03/01/28	157,367
425,000	NGL Energy Operating LLC / NGL Energy Finance Corp.(d)	7.50%	02/01/26	378,698
250,000	SierraCol Energy Andina LLC(d)	6.00%	06/15/28	162,698
				698,763
Financial (1.88%)
1,648,448	New Mountain Finance Corp.	5.75%	08/15/23	1,631,963
3,109,106	PennantPark Floating Rate Capital, Ltd.	4.25%	04/01/26	2,749,787
				4,381,750
Industrial (0.19%)
105,000	Artera Services LLC(d)	9.03%	12/04/25	84,669
90,000	TransDigm, Inc.	5.50%	11/15/27	78,477
235,000	Triumph Group, Inc.(d)	6.25%	09/15/24	214,496
90,000	Triumph Group, Inc.	7.75%	08/15/25	68,880
				446,522
Technology (0.26%)
510,000	Castle US Holding Corp.(d)	9.50%	02/15/28	378,538
72,390	CWT Travel Group, Inc.(d)	8.50%	11/19/26	62,617
225,000	Virtusa Corp.(d)	7.13%	12/15/28	167,996
				609,151
Utilities (0.08%)
200,000	Mercury Chile Holdco LLC(d)	6.50%	01/24/27	175,012

TOTAL U.S. CORPORATE BONDS
(Cost $12,478,934)				9,964,110

Principal Amount/Description		Rate	Maturity	Value
U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES (33.66%)
165,576	Alternative Loan Trust(a)	3.25%	12/25/35	$150,216
543,799	Alternative Loan Trust	5.50%	11/25/35	353,079
1,702,359	Alternative Loan Trust	5.50%	12/25/35	1,304,696
1,875,381	Alternative Loan Trust	5.75%	03/25/37	1,119,241
2,169,480	Alternative Loan Trust	6.00%	07/25/37	1,194,380
1,822,595	Alternative Loan Trust	6.25%	08/25/37	1,037,971
1,053,284	Alternative Loan Trust	6.50%	09/25/36	610,610
1,627,329	Banc of America Funding Trust(a)	2.74%	05/20/36	1,303,690
832,383	Banc of America Mortgage Trust	6.00%	09/25/37	721,463
1,182,352	Bear Stearns ALT-A Trust(a)	3.27%	01/25/36	1,095,103
771,513	Bear Stearns ARM Trust(a)	3.28%	07/25/36	683,432
2,519,747	Chase Mortgage Finance Trust Series(a)	1M US L + 0.60%	06/25/37	832,921
2,286,478	ChaseFlex Trust Series 2007-1	6.50%	02/25/37	909,507
3,930,000	CHL GMSR Issuer Trust(a)(d)	1M US L + 2.75%	05/25/23	3,868,510
1,341,221	CHL Mortgage Pass-Through Trust(a)	3.18%	03/25/37	1,182,603
1,425,385	CHL Mortgage Pass-Through Trust	5.75%	07/25/37	745,163
1,446,541	CHL Mortgage Pass-Through Trust(a)	1M US L + 0.60%	03/25/35	1,288,885
296,049	Citigroup Mortgage Loan Trust(a)	3.01%	04/25/37	288,349
1,149,336	Citigroup Mortgage Loan Trust, Inc.(a)	3.42%	10/25/35	728,929
4,500,000	COLT 2021-4 Mortgage Loan Trust(a)(d)	4.14%	10/25/66	2,862,703
2,000,000	Connecticut Avenue Securities Trust 2022-R02(a)(d)	30D US SOFR + 7.65%	01/25/27	1,812,897
1,000,000	Connecticut Avenue Securities Trust 2022-R03(a)(d)	30D US SOFR + 9.85%	03/25/42	965,203
663,116	CSFB Mortgage-Backed Pass-Through Certificates	5.50%	10/25/35	370,690
1,371,070	CSMC Mortgage-Backed Trust	6.00%	02/25/37	853,503
1,620,008	CSMC Mortgage-Backed Trust	6.75%	08/25/36	977,432
1,585,407	Fannie Mae REMICS(a)(f)	0.00%	07/25/43	947,267
1,500,707	Fannie Mae REMICS(a)(g)	5.90% - 1M US L	10/25/41	141,285
4,247,779	Fannie Mae REMICS(a)(g)	6.05% - 1M US L	07/25/49	405,480
1,607,762	Fannie Mae REMICS(a)(g)	6.45% - 1M US L	03/25/42	186,010
1,336,677	Fannie Mae REMICS(a)(g)	6.50% - 1M US L	12/25/41	132,586
497,268	Fannie Mae REMICS(a)	7.62% - 1M US L	11/25/42	307,349
660,734	Federal Home Loan Mortgage Corp. REMICS(a)	4.05% - 1M US L	01/15/33	564,557
295,452	First Horizon Alternative Mortgage Securities Trust(a)	3.61%	10/25/35	254,103
11,771,762	Freddie Mac REMICS(g)	2.00%	11/25/50	1,415,173
3,918,079	Freddie Mac REMICS	4.00%	12/15/40	3,767,095
2,748,139	Freddie Mac REMICS(a)(g)	5.90% - 1M US L	12/15/41	206,206
3,514,979	Freddie Mac REMICS(a)(g)	6.10% - 1M US L	08/25/50	431,286
2,000,000	Freddie Mac STACR REMIC Trust 2020-DNA6(a)(d)	30D US SOFR + 5.65%	12/25/50	1,663,788
1,700,000	Freddie Mac STACR REMIC Trust 2021-DNA1(a)(d)	30D US SOFR + 4.75%	01/25/51	1,293,530
1,250,000	Freddie Mac STACR REMIC Trust 2022-DNA1(a)(d)	30D US SOFR + 7.10%	01/25/42	1,046,012
5,735,259	Government National Mortgage Association(a)(g)	0.01%	11/20/70	344,742
7,748,805	Government National Mortgage Association(a)(g)	0.02%	11/20/69	353,752
5,099,342	Government National Mortgage Association(a)(g)	0.69%	09/16/58	176,225
6,024,181	Government National Mortgage Association(a)(g)	0.97%	12/16/62	421,744
7,022,318	Government National Mortgage Association(a)(g)	1.36%	06/20/70	317,500
7,176,228	Government National Mortgage Association(a)(g)	1.52%	09/20/70	365,286
7,118,358	Government National Mortgage Association(a)(g)	1.95%	09/20/66	379,067
9,849,070	Government National Mortgage Association(a)(g)	1.95%	11/20/71	492,218
4,289,800	Government National Mortgage Association	3.50%	02/20/47	4,003,598
16,334,225	Government National Mortgage Association(a)(g)	2.65% - 30D US SOFR	01/20/52	189,926
6,826,608	Government National Mortgage Association(a)(g)	3.20% - 30D US SOFR	12/20/51	181,726
7,630,950	Government National Mortgage Association(a)(g)	3.70% - 30D US SOFR	09/20/51	242,469
6,100,895	Government National Mortgage Association(a)(g)	3.75% - 1M US L	10/20/50	200,356
6,778,882	Government National Mortgage Association(a)(g)	3.75% - 1M US L	11/20/50	159,067
14,387,638	Government National Mortgage Association(a)(g)	3M US L + 2.44%	06/20/51	136,989
8,087,930	Government National Mortgage Association(a)	5.37% - 1M US L	07/20/44	568,233
3,840,119	Government National Mortgage Association(a)(g)	6.30% - 1M US L	09/20/50	473,559
3,467,818	Government National Mortgage Association(a)(g)	6.30% - 1M US L	10/20/50	381,930
3,832,593	Government National Mortgage Association(a)(g)	6.30% - 1M US L	01/20/51	423,933
625,400	Homeward Opportunities Fund Trust 2020-BPL1(d)(h)	5.44%	08/25/25	626,201
1,700,000	Imperial Fund Mortgage Trust 2021-NQM3(a)(d)	4.17%	11/25/56	1,086,514
5,900,000	Legacy Mortgage Asset Trust(d)(h)	4.50%	11/25/59	5,899,444
1,432,820	Luminent Mortgage Trust(a)	1M US L + 0.40%	05/25/36	1,186,681
887,999	Luminent Mortgage Trust(a)	1M US L + 0.42%	05/25/36	823,446
1,777,906	Nomura Asset Acceptance Corp. Alternative Loan Trust(h)	5.69%	08/25/35	941,675
7,349,416	Nomura Asset Acceptance Corp. Alternative Loan Trust(a)	1M US L + 0.54%	02/25/36	1,133,503
1,603,948	PR Mortgage Loan Trust(a)(d)	5.87%	10/25/49	1,454,502
4,000,000	PRPM 2022-5 LLC(d)	6.90%	09/27/27	3,968,136
1,394,437	RALI Series Trust(a)	5.85%	09/25/37	1,177,241
1,994,334	Residential Asset Securitization Trust	5.75%	02/25/36	860,012
1,855,838	Residential Asset Securitization Trust	6.00%	05/25/37	1,109,292
660,343	RFMSI Trust(a)	3.09%	06/25/35	464,178
1,437,788	RFMSI Trust	6.00%	09/25/36	1,113,734
1,936,000	Spruce Hill Mortgage Loan Trust 2020-SH1(a)(d)	4.68%	01/28/50	1,684,530
394,569	Structured Adjustable Rate Mortgage Loan Trust(a)	3.26%	12/25/35	355,076
1,365,730	Structured Adjustable Rate Mortgage Loan Trust(a)	4.07%	09/25/37	1,211,353
280,240	Structured Asset Mortgage Investments II Trust(a)	1.16%	03/25/46	279,863
1,000,000	Verus Securitization Trust 2021-7(a)(d)	4.19%	10/25/66	634,046
1,002,884	WaMu Mortgage Pass-Through Certificates Trust(a)	3.29%	03/25/37	938,950
816,347	WaMu Mortgage Pass-Through Certificates Trust(a)	3.56%	08/25/36	706,936
1,023,353	WaMu Mortgage Pass-Through Certificates Trust(a)	3.79%	08/25/46	929,817

TOTAL U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES
(Cost $107,348,977)				78,420,353

Principal Amount/Description		Rate	Maturity	Value
U.S. GOVERNMENT BONDS AND NOTES (6.17%)
23,150,000	U.S. Treasury Bond	1.63%	11/15/50	$14,383,746

TOTAL U.S. GOVERNMENT BONDS AND NOTES
(Cost $22,038,221)				14,383,746

Principal Amount/Description		Rate	Maturity	Value
FOREIGN CORPORATE BONDS (4.11%)
Basic Materials (0.64%)
200,000	ABM Investama Tbk PT(d)	9.50%	08/05/26	$172,339
200,000	Aris Mining Corp.(e)	6.88%	08/09/26	145,587
300,000	Braskem Idesa SAPI(d)	6.99%	02/20/32	201,000
200,000	CAP SA(e)	3.90%	04/27/31	141,628
400,000	OCP SA(e)	5.13%	06/23/51	256,166
400,000	UPL Corp., Ltd.(a)(i)	5Y US TI + 3.87%	12/31/49	293,100
250,000	Vedanta Resources Finance II PLC(d)	9.25%	04/23/26	141,007
200,000	Vedanta Resources, Ltd.	6.13%	08/09/24	118,567
				1,469,394
Communications (0.29%)
435,000	Intelsat Escrow Shares	0.00%	12/31/49	–
350,000	Oi SA(j)	10.00%	07/27/25	103,642
300,000	Telecommunications Services of Trinidad & Tobago, Ltd.(e)	8.88%	10/18/29	265,190
205,000	Telesat Canada / Telesat LLC(d)	5.63%	12/06/26	98,369
400,000	VTR Finance NV(e)	6.38%	07/15/28	225,000
				692,201
Consumer, Cyclical (0.07%)
200,000	Gajah Tunggal Tbk PT	8.95%	06/23/26	157,800

Consumer, Non-cyclical (0.65%)
150,000	Atento Luxco 1 SA(d)	8.00%	02/10/26	65,651
200,000	BRF SA(e)	5.75%	09/21/50	138,277
150,000	Camposol SA(d)	6.00%	02/03/27	119,164
200,000	Coruripe Netherlands BV(e)	10.00%	02/10/27	171,500
225,000	Endo Luxembourg Finance Co. I SARL / Endo US, Inc.(d)	6.13%	04/01/29	177,963
450,000	Frigorifico Concepcion SA(d)	7.70%	07/21/28	357,415
450,000	Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.(d)	7.00%	12/31/27	345,157
200,000	Movida Europe SA(e)	5.25%	02/08/31	142,314
				1,517,441
Energy (0.94%)
250,000	AI Candelaria Spain SA(d)	5.75%	06/15/33	170,550
350,000	Ecopetrol SA	5.88%	05/28/45	212,478
200,000	Ecopetrol SA	5.88%	11/02/51	118,915
250,000	Gran Tierra Energy, Inc.(d)	7.75%	05/23/27	195,517
400,000	MC Brazil Downstream Trading SARL(e)	7.25%	06/30/31	301,653
100,000	NGD Holdings BV	6.75%	12/31/26	41,500
200,000	Pertamina Persero PT(e)	4.15%	02/25/60	129,727
400,000	Petroleos del Peru SA(e)	5.63%	06/19/47	241,060
250,000	Petroleos Mexicanos	6.38%	01/23/45	138,651
150,000	Petroleos Mexicanos	6.75%	09/21/47	83,867
200,000	Tullow Oil PLC(d)	10.25%	05/15/26	169,315
189,725	UEP Penonome II SA(d)	6.50%	10/01/38	164,112
350,000	YPF SA	7.00%	12/15/47	174,840
100,000	YPF SA	8.50%	06/27/29	60,302
				2,202,487
Financial (0.67%)
285,470	Alpha Holding SA de CV(c)(d)(k)	9.00%	02/10/25	-
200,000	Banco Davivienda SA(a)(e)(i)	10Y US TI + 5.10%	Perpetual Maturity	146,962
200,000	Banco Davivienda SA(a)(d)(i)	10Y US TI + 5.10%	Perpetual Maturity	146,962
200,000	Banco GNB Sudameris SA(a)(d)	5Y US TI + 6.66%	04/16/31	146,369
150,000	Banco GNB Sudameris SA(a)(e)	5Y US TI + 6.66%	04/16/31	109,777
250,000	Banco Mercantil del Norte SA/Grand Cayman(a)(d)(i)	10Y US TI + 5.03%	Perpetual Maturity	196,666
200,000	Banco Mercantil del Norte SA/Grand Cayman(a)(e)(i)	10Y US TI + 5.03%	Perpetual Maturity	157,333
200,000	Central China Real Estate, Ltd.	7.25%	07/16/24	46,650
200,000	Credivalores-Crediservicios SAS(d)	8.88%	02/07/25	83,100
200,000	Jababeka International BV(e)	6.50%	10/05/23	113,000
250,000	Mexarrend SAPI de CV(d)	10.25%	07/24/24	73,971
200,000	Operadora de Servicios Mega SA de CV Sofom ER(d)	8.25%	02/11/25	116,525
200,000	RKP Overseas Finance, Ltd.(i)	7.95%	Perpetual Maturity	61,550
200,000	Ronshine China Holdings, Ltd.	6.75%	08/05/24	13,269
200,000	Theta Capital Pte, Ltd.	6.75%	10/31/26	128,500
250,000	Unifin Financiera SAB de CV(a)(e)(i)	8.88%	Perpetual Maturity	8,750
200,000	Yuzhou Group Holdings Co., Ltd.(k)	8.30%	05/27/25	14,257
				1,563,641
Industrial (0.23%)
400,000	Mexico City Airport Trust(e)	5.50%	07/31/47	250,494
400,000	Simpar Europe SA(e)	5.20%	01/26/31	282,634
				533,128
Utilities (0.62%)
200,000	AES Andres BV(d)	5.70%	05/04/28	164,555
146,300	Empresa Electrica Cochrane SpA(e)	5.50%	05/14/27	133,472
300,000	Empresas Publicas de Medellin ESP(e)	4.38%	02/15/31	211,370
400,000	EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA(e)	5.38%	12/30/30	238,688
188,378	FEL Energy VI Sarl(e)	5.75%	12/01/40	129,325
200,000	Guacolda Energia SA(e)	4.56%	04/30/25	69,180
450,000	Minejesa Capital BV	5.63%	08/10/37	322,369
250,000	Mong Duong Finance Holdings BV(e)	5.13%	05/07/29	196,764
				1,465,723
TOTAL FOREIGN CORPORATE BONDS
(Cost $14,028,973)				9,601,815

Principal Amount/Description		Rate	Maturity	Value
FOREIGN GOVERNMENT BONDS AND NOTES, SUPRANATIONALS AND FOREIGN AGENCIES (0.48%)
450,000	Brazilian Government International Bond	4.75%	01/14/50	$307,741
200,000	Colombia Government International Bond	4.13%	02/22/42	114,212
200,000	Colombia Government International Bond	5.00%	06/15/45	121,810
200,000	Colombia Government International Bond	5.20%	05/15/49	124,058
250,000	Dominican Republic International Bond(e)	5.30%	01/21/41	169,859
350,000	Republic of South Africa Government International Bond	5.65%	09/27/47	225,979
300,000	Ukraine Government International Bond(e)	7.25%	03/15/35	56,555
				1,120,214

TOTAL FOREIGN GOVERNMENT BONDS AND NOTES, SUPRANATIONALS AND FOREIGN AGENCIES
(Cost $1,833,896)				1,120,214

Principal Amount/Description		Rate	Maturity	Value
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (27.90%)
1,000,000	ACREC 2021-FL1, Ltd.(a)(d)	1M US L + 2.65%	09/16/26	$942,670
28,899	Affirm Asset Securitization Trust 2021-Z1(d)	0.00%	08/15/24	167,641
372,000	Alen 2021-ACEN Mortgage Trust(a)(d)	1M US L + 4.00%	04/15/26	337,421
700,000	AMSR 2021-SFR3 Trust(d)	4.90%	10/17/26	600,970
1,550,000	AMSR 2021-SFR3 Trust(d)	5.88%	10/17/26	1,336,549
538,000	AREIT Trust(a)(d)	30D SOFR + 2.76%	09/16/36	510,812
433,000	Atrium Hotel Portfolio Trust(a)(d)	1M US L + 3.40%	06/15/35	404,192
500,000	Atrium XIII(a)(d)	3M US L + 6.05%	11/21/30	428,471
500,000	Atrium XIV LLC(a)(d)	3M US L + 5.65%	08/23/30	434,268
730,000	BAMLL Commercial Mortgage Securities Trust(a)(d)	2.57%	03/15/34	702,265
682,000	BBCMS Trust(a)(d)	1M US L + 3.55%	07/15/37	647,247
463,247	BB-UBS Trust(a)(d)	3.68%	06/05/30	346,670
498,000	Benchmark 2018-B4 Mortgage Trust(a)(d)	2.95%	07/17/51	363,178
546,000	Benchmark 2021-B31 Mortgage Trust(d)	2.25%	11/15/31	298,732
315,000	BF Mortgage Trust(a)(d)	1M US L + 3.00%	12/15/35	272,595
2,133,074	Blackbird Capital Aircraft Lease Securitization, Ltd.(d)(h)	5.68%	12/16/41	1,699,560
321,000	BX Commercial Mortgage Trust(a)(d)	1M US L + 1.90%	04/15/34	304,922
325,000	BX Trust(a)(d)	4.08%	12/06/41	248,806
167,283	Carbon Capital VI Commercial Mortgage Trust(a)(d)	1M US L + 2.85%	11/15/21	164,168
5,000	Carvana Auto Receivables Trust 2021-P2(d)	0.00%	05/10/28	1,943,752
423,041	Castlelake Aircraft Securitization Trust(d)	6.63%	06/15/43	263,660
1,250,000	Castlelake Aircraft Structured Trust(c)(d)	0.00%	04/15/39	193,750
500,000	CIFC Funding 2019-III, Ltd.(a)(d)	3M US L + 6.80%	10/16/34	424,290
500,000	CIFC Funding, Ltd.(a)(d)	3M US L + 6.50%	07/15/34	424,533
138,000	Citigroup Commercial Mortgage Trust(d)	2.85%	02/12/49	80,506
475,000	Citigroup Commercial Mortgage Trust(a)(d)	3.62%	12/12/41	308,770
196,000	Citigroup Commercial Mortgage Trust(a)(d)	4.42%	02/12/48	175,174
319,000	Citigroup Commercial Mortgage Trust(a)(d)	1M US L + 3.65%	12/15/36	299,132
320,000	Citigroup Commercial Mortgage Trust 2019-SMRT(a)(d)	4.75%	01/10/36	304,480
1,500,000	Cologix Data Centers US Issuer LLC(d)	5.99%	12/28/26	1,316,016
878,000	COMM Mortgage Trust(a)(d)	1M US L + 2.18%	09/15/33	777,736
428,000	CSAIL 2016-C6 Commercial Mortgage Trust(a)(d)	5.08%	01/15/49	336,896
264,991	DBGS 2018-BIOD Mortgage Trust(a)(d)	1M US L + 2.00%	05/15/35	253,511
416,000	DBJPM 16-C1 Mortgage Trust(a)	3.33%	05/12/49	353,518
500,000	Dryden 37 Senior Loan Fund(a)(d)	3M US L + 5.15%	01/15/31	399,930
500,000	Dryden 38 Senior Loan Fund(a)(d)	3M US L + 5.60%	07/15/30	395,091
500,000	Dryden 40 Senior Loan Fund(a)(d)	3M US L + 5.75%	08/15/31	397,549
496,942	Extended Stay America Trust 2021-ESH(a)(d)	1M US L + 3.70%	07/15/26	471,420
34,904,653	Fannie Mae-Aces(a)(g)	0.22%	10/25/29	298,798
46,440,000	Fannie Mae-Aces(a)(g)	0.27%	05/25/30	596,475
16,173,335	Fannie Mae-Aces(a)(g)	0.35%	04/25/29	240,641
5,867,646	Fannie Mae-Aces(a)(g)	0.58%	12/25/30	123,977
17,933,826	Fannie Mae-Aces(a)(g)	0.63%	02/25/29	364,914
16,597,491	Fannie Mae-Aces(a)(g)	0.67%	11/01/31	379,586
15,943,436	Fannie Mae-Aces(a)(g)	0.87%	07/25/32	983,717
4,740,989	Fannie Mae-Aces(a)(g)	1.15%	03/25/31	201,550
4,258,090	Fannie Mae-Aces(a)(g)	1.30%	09/25/30	155,270
700,000	FirstKey Homes 2020-SFR1 Trust(d)	4.28%	08/19/37	626,780
1,700,000	FMC GMSR Issuer Trust(a)(d)	4.36%	07/25/26	1,316,272
1,750,000	FMC GMSR Issuer Trust(a)(d)	4.44%	10/25/26	1,367,660
546,000	Fontainebleau Miami Beach Trust(a)(d)	3.96%	12/12/36	475,648
750,000	Freddie Mac Multifamily Structured Credit Risk(a)(d)	30D US SOFR + 3.75%	01/25/51	691,385
267,035	FREMF 2015-KF07 Mortgage Trust(a)(d)	1M US L + 4.95%	02/25/25	266,678
299,980	FREMF 2016-KF19 Mortgage Trust(a)(d)	1M US L + 5.50%	06/25/23	296,686
266,080	FREMF 2016-KF25 Mortgage Trust(a)(d)	1M US L + 5.00%	10/25/23	265,754
795,820	FREMF 2018-KF56 Mortgage Trust(a)(d)	1M US L + 5.80%	11/25/28	737,943
829,160	FREMF 2019-KF71 Mortgage Trust(a)(d)	1M US L + 6.00%	10/25/29	818,841
1,200,000	FRTKL 2021-SFR1(d)	4.11%	09/17/26	994,951
500,000	FS Rialto 2022-FL5 Issuer LLC(a)(d)	1M US SOFR + 4.82%	06/19/37	493,293

Principal Amount/Description		Rate	Maturity	Value
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (27.90%) (continued)
5,956,880	Ginnie Mae Strip(g)	1.40%	09/16/45	$481,310
4,178,710	Government National Mortgage Association(a)(g)	0.16%	09/16/53	22,784
5,528,312	Government National Mortgage Association(a)(g)	0.98%	05/16/63	419,026
1,100,000	Great Wolf Trust(a)(d)	1M US L + 3.13%	12/15/36	1,042,160
500,000	GS Mortgage Securities Corp. II(a)(d)	1M US L + 5.00%	11/15/23	447,847
500,000	GS Mortgage Securities Corp. II(a)(d)	1M US L + 5.93%	11/15/23	443,207
300,000	GS Mortgage Securities Corp. Trust 2018-RIVR(a)(d)	1M US L + 1.55%	07/15/35	260,344
1,078,000	GS Mortgage Securities Trust(a)(d)	4.51%	11/10/47	791,897
655,000	GS Mortgage Securities Trust(a)(d)	1M US L + 3.92%	07/15/31	542,995
373,000	GS Mortgage Securities Trust 2015-GC28(a)(d)	4.45%	02/10/48	332,564
3,680,000	GS Mortgage Securities Trust 2021-GSA3(a)(d)(g)	1.53%	12/15/31	353,902
230,000	Hawaii Hotel Trust(a)(d)	1M US L + 2.75%	05/15/38	215,809
500,000	Highbridge Loan Management 4-2014, Ltd.(a)(d)	3M US L + 5.55%	01/28/30	401,441
500,000	Highbridge Loan Management, Ltd.(a)(d)	3M US L + 5.10%	02/05/31	374,955
176,107	HPLY Trust(a)(d)	1M US L + 3.90%	11/17/36	166,641
1,062,000	JP Morgan BB Commercial Mortgage Securities Trust(a)(d)	3.36%	11/18/48	870,874
632,000	JP Morgan BB Commercial Mortgage Securities Trust(a)(d)	3.94%	02/18/48	518,410
109,000	JP Morgan Chase Commercial Mortgage Securities Trust(d)	4.34%	05/05/32	103,017
111,000	JP Morgan Chase Commercial Mortgage Securities Trust(a)(d)	4.45%	05/05/32	104,151
130,000	JP Morgan Chase Commercial Mortgage Securities Trust(a)(d)	4.45%	05/05/32	121,450
136,000	JP Morgan Chase Commercial Mortgage Securities Trust(a)(d)	4.45%	05/05/32	126,589
148,000	JP Morgan Chase Commercial Mortgage Securities Trust(a)(d)	4.45%	05/05/32	134,105
411,000	JP Morgan Chase Commercial Mortgage Securities Trust(a)(d)	5.71%	02/15/46	196,383
320,000	JP Morgan Chase Commercial Mortgage Securities Trust(a)(d)	1M US L + 3.00%	07/15/36	295,372
6,061,538	JPMBB Commercial Mortgage Securities Trust(a)(g)	1.01%	09/17/47	71,603
7,319,676	JPMBB Commercial Mortgage Securities Trust(a)(d)(g)	1.10%	08/17/46	68,606
372,000	JPMBB Commercial Mortgage Securities Trust 2014-C26(a)(d)	4.02%	12/15/24	325,676
1,000,000	KREF 2022-FL3, Ltd.(a)(d)	1M US SOFR + 2.80%	02/17/39	950,687
500,000	LCM Loan Income Fund I Income Note Issuer, Ltd.(a)(d)	3M US L + 5.60%	07/16/31	389,850
500,000	LCM XIV LP(a)(d)	3M US L + 5.50%	07/20/31	390,948
500,000	LCM XVII LP(a)(d)	3M US L + 6.00%	10/15/31	397,953
341,280	LLPL Capital Pte, Ltd.(e)	6.88%	02/04/39	275,167
335,000	LSTAR Commercial Mortgage Trust 2017-5(a)(d)	4.83%	03/10/27	270,348
500,000	Madison Park Funding XXVI, Ltd.(a)(d)	3M US L + 6.50%	07/29/30	437,924
650,000	Madison Park Funding XXXVIII, Ltd.(a)(d)	3M US L + 6.00%	07/17/34	529,885
500,000	Med Trust 2021-MDLN(a)(d)	1M US L + 5.25%	11/15/23	462,897
365,000	MFT Trust 2020-ABC(a)(d)	3.48%	02/10/30	246,048
751,000	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C31(a)(d)	3.00%	10/15/26	509,750
371,000	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34(d)	2.70%	10/15/27	258,277
350,000	Morgan Stanley Capital I Trust(a)(d)	1M US L + 3.05%	07/15/35	336,369
372,000	Morgan Stanley Capital I Trust 2018-H4(d)	3.00%	12/15/28	257,083
548,731	Mosaic Solar Loan Trust(d)	0.00%	04/20/46	417,670
1,015,468	New Century Home Equity Loan Trust(a)	1M US L + 0.36%	05/25/36	994,454
1,000,000	Octagon 57, Ltd.(a)(d)	3M US L + 6.60%	10/15/34	841,258
500,000	Octagon Investment Partners 26, Ltd.(a)(d)	3M US L + 8.09%	07/15/30	391,702
500,000	Octagon Investment Partners 29, Ltd.(a)(d)	3M US L + 7.25%	01/24/33	412,500
500,000	Octagon Investment Partners 40, Ltd.(a)(d)	3M US L + 7.00%	01/20/35	413,804
500,000	Octagon Investment Partners 42, Ltd.(a)(d)	3M US L + 6.75%	07/15/34	415,048
500,000	Octagon Investment Partners XVI, Ltd.(a)(d)	3M US L + 5.75%	07/17/30	406,303
500,000	Octagon Investment Partners XXI, Ltd.(a)(d)	3M US L + 7.00%	02/14/31	429,647
500,000	Octagon Investment Partners XXII, Ltd.(a)(d)	3M US L + 1.90%	01/22/30	465,850
500,000	OHA Credit Funding 3, Ltd.(a)(d)	3M US L + 6.25%	07/02/35	431,406
319,000	One Market Plaza Trust(d)	4.14%	02/10/32	293,980
800,000	Pagaya AI Debt Selection Trust 2021-5(d)	0.00%	08/15/29	960,107
1,800,000	Progress Residential 2021-SFR8 Trust(d)	4.01%	10/17/26	1,497,018
1,800,000	Progress Residential Trust(d)	4.00%	07/17/26	1,534,711
500,000	RR 6, Ltd.(a)(d)	3M US L + 5.85%	04/15/36	397,830
964,590	SMR 2022-IND Mortgage Trust(a)(d)	1M US SOFR + 7.50%	02/15/24	911,008
10,000	SoFi Professional Loan Program 2021-B Trust(d)	0.00%	02/15/47	530,659
35,000	Sofi Professional Loan Program Trust(d)	0.00%	08/17/43	693,241
50,000	Sofi Professional Loan Program Trust(d)	0.00%	01/25/48	762,239
20,000	SoFi Professional Loan Program Trust(d)	0.00%	05/15/46	641,560
500,000	SREIT Trust 2021-MFP2(a)(d)	1M US L + 3.92%	11/15/23	462,937
500,000	Trimaran CAVU, Ltd.(a)(d)	3M US L + 4.72%	11/26/32	453,750
333,000	UBS-Barclays Commercial Mortgage Trust(a)(d)	4.08%	03/12/46	222,977
300,000	UBS-Barclays Commercial Mortgage Trust 2013-C5(a)(d)	4.08%	03/12/46	274,235
735,000	Upstart Pass-Through Trust Series 2021-ST8(d)	0.00%	10/20/29	333,231
1,000	Upstart Securitization Trust 2021-2	0.00%	06/20/31	269,694
440,481	VMC Finance LLC(a)(d)	1M US L + 2.65%	09/15/36	427,574
1,200,000	VOLT XCVI LLC(d)(h)	4.83%	03/27/51	1,014,512
549,991	WAVE LLC(d)	7.00%	09/15/44	331,010
332,000	Wells Fargo Commercial Mortgage Trust(d)	3.12%	03/15/59	266,786
1,457,340	Willis Engine Structured Trust VI(d)	7.39%	05/15/46	1,168,858

TOTAL NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $77,733,042)				65,041,533

Shares/Description		Value
SHORT-TERM INVESTMENTS (22.34%)
52,059,595	State Street Institutional Trust (7 Day Yield 2.04%)	$52,059,595

TOTAL SHORT-TERM INVESTMENTS
(Cost $52,059,595)		52,059,595

TOTAL INVESTMENTS (152.76%)
(Cost $425,694,810)		355,957,900

Series A Cumulative Perpetual Preferred Shares (-25.75%)		(60,000,000)
Series B Cumulative Perpetual Preferred Shares (-25.75%)		(60,000,000)
Liabilities in Excess of Other Assets (-1.26%)		(2,934,039)
NET ASSETS (100.00%)		233,023,861

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

SOFR - Secured Overnight Financing Rate

TI - Treasury Index

Reference Rates:

1M US L - 1 Month LIBOR as of September 30, 2022 was 3.14%

3M US L - 3 Month LIBOR as of September 30, 2022 was 3.75%

6M US L - 6 Month LIBOR as of September 30, 2022 was 4.23%

30D US SOFR - 30 Day SOFR as of September 30, 2022 was 0.16%

5Y US TI -  5 Year US Treasury Index as of September 30, 2022 was 4.06%

10Y US TI -  10 Year US Treasury Index as of September 30, 2022 was 3.83%

(a)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)	Non-income producing security.

(c)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets. See also footnote 2 to the financial statements for additional information.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration. The total value of Rule 144A securities amounts to $110,070,706, which represents 47.24% of net assets as of September 30, 2022.

(e)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund's Board of Directors (the "Board"). As of September 30, 2022, the aggregate fair value of those securities was $4,864,798, representing 2.09% of net assets.

(f)	Issued with a zero coupon.

(g)	Interest only securities.

(h)	Step up bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at September 30, 2022.

(i)	Security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

(j)	Pay-in-kind securities. Rate paid in-kind is shown in parenthesis.

(k)	Security is currently in default.

(l)	A loan is deemed past-due at September 30, 2022, if the loan borrower has not made its required payment as of the most recent due date. As of September 30, 2022, $11,013 of whole loans were past due, which represents 0.005% of net assets.

(m)	Loans are issued at discounts and do not have a stated interest rate. Rate indicated based on projected future cash flows and an implied 18-month final maturity. Actual yield and maturity is dependent on timing of future payments.

(n)	Security may be deemed restricted to resale to institutional investors.

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Notes to Quarterly Schedule of Investments	September 30, 2022 (Unaudited)

1. ORGANIZATION

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc. (the “Fund”) is a closed-end management investment company that was organized as a Maryland corporation on June 22, 2016, and commenced investment operations on September 28, 2016. The investment adviser to the Fund is RiverNorth Capital Management, LLC (the “Adviser”). The Fund’s sub-adviser is DoubleLine Capital, LP (“Sub-Adviser”). The Fund is a diversified investment company with an investment objective to seek current income and overall total return.

The Fund seeks to achieve its investment objective by allocating its Managed Assets among two principal strategies; under normal market conditions, the Fund may allocate between 10% and 35% of its Managed Assets to the Tactical Closed-End Fund Income Strategy and 65% to 90% of its Managed Assets to the Opportunistic Income Strategy. The Adviser will determine the portion of the Fund’s Managed Assets to allocate to each strategy and may, from time to time, adjust the allocations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund. These policies are in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”). The financial statements are prepared in accordance with U.S. GAAP, which requires management to make estimates and assumptions that affect the reported amounts and disclosures, including the disclosure of contingent assets and liabilities, in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Fund ultimately realizes upon sale of the securities. The Fund is considered an investment company for financial reporting purposes under GAAP and follows the accounting and reporting guidance applicable to investment companies as codified in Accounting Standards Codification (“ASC”) 946 – Investment Companies. The financial statements have been prepared as of the close of the New York Stock Exchange (“NYSE”) on September 30, 2022.

Security Valuation: The Fund’s investments are generally valued at their fair value using market quotations. If a market value quotation is unavailable a security may be valued at its estimated fair value as described in Note 3.

Security Transactions and Investment Income: The Fund follows industry practice and records security transactions on the trade date basis. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date or for certain foreign securities, when the information becomes available to the Fund and interest income and expenses are recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region. Settlement on bank loans transactions may be in excess of seven business days. Interest only stripped mortgage backed securities (“IO Strips”) are securities that receive only interest payments from a pool of mortgage loans. Little to no principal will be received by the Fund upon maturity of an IO Strip. Periodic adjustments are recorded to reduce the cost of the security until maturity, which are included in interest income.

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Notes to Quarterly Schedule of Investments	September 30, 2022 (Unaudited)

Share Valuation: The net asset value (the “NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (“the Exchange”) (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV is calculated by dividing the value of all of the securities and other assets of the Fund, less the liabilities (including accrued expenses and indebtedness), by the total number of common shares outstanding.

3. Securities valuation and fair value measurements

Fair value is defined as the price that the Fund might reasonably expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. U.S. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including using such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

●	Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

●	Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Small business loans, as an asset class, are not presently traded on a developed secondary market. Therefore, market quotations are not available. Accordingly, all small business loans are fair valued as determined in good faith by the Adviser pursuant to policies and procedures approved by the Board of Directors (the “Board”) and subject to the Board’s oversight. The Fund's holdings in small business loans are fair valued daily by the Advisor using a discounted cash flow methodology. Discounted cash flow is a valuation technique that provides an estimation of the fair value of an asset based on expectations about cash flows that a small business loan would generate over time. In general, the primary inputs of fair value in the small business loan valuation model are expected future default rates, prepayment rates, and the discount rate applied. A discounted cash flow model begins with an estimation of periodic cash flows expected to be generated over a discrete period of time (generally the time remaining until maturity of the loan). The estimated cash flows for each interval period (generally monthly) are then converted to their present value equivalent using a rate of return appropriate for the risk of achieving projected cash flows. Although not exhaustive, discounted cash flow models factor in borrower level data. Loans made to small businesses may incorporate different factors

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Notes to Quarterly Schedule of Investments	September 30, 2022 (Unaudited)

The Board will initially and periodically review the methodology used in determining the values of small business loans. The Board will further consider how changes in the markets may affect the factors utilized in the models and the frequency of reevaluation.

Equity securities, including closed-end funds, and business development company notes, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser or the Sub-Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser or the Sub-Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, Sub-Adviser, or valuation committee in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including short term investments, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the funds. These securities will be classified as Level 1 securities.

Domestic and foreign fixed income securities, including foreign and U.S. corporate bonds, foreign and U.S. government bonds, non-agency collateralized mortgage obligations, U.S. Government/ Agency mortgage backed securities, bank loans, and collateralized loan obligations are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services. Foreign currency positions, including forward foreign currency contracts, are priced at the mean between the closing bid and asked prices at 4:00 p.m. Eastern Time. Prices obtained from independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Data used to establish quotes includes analysis of cash flows, pre-payment speeds, default rates, delinquency assumptions and assumptions regarding collateral and loss assumptions. These securities will be classified as Level 2 securities.

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Notes to Quarterly Schedule of Investments	September 30, 2022 (Unaudited)

Short-term investments in fixed income securities, excluding money market funds, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Fund’s good faith pricing guidelines, the Adviser, Sub-Adviser, or valuation committee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser, Sub-Adviser, or valuation committee would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) discounted cash flow models; (iii) weighted average cost or weighted average price; (iv) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (v) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s, a Sub-Adviser’s, or the valuation committee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser or a Sub-Adviser is aware of any other data that calls into question the reliability of market quotations.

Good faith pricing may also be used in instances when the bonds in which the Fund invests default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used at September 30, 2022 in valuing the Fund’s assets and liabilities:

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Closed-End Funds	$25,456,324	$15,037	$–	$25,471,361
Bank Loans	–	10,068,998	-	10,068,998
Special Purpose Acquisition Companies	38,638,938	151,023	–	38,789,961
Rights	52,202	–	–	52,202
Warrants	142,296	–	–	142,296
Preferred Stocks	8,062,766	2,946	–	8,065,712
Collateralized Loan Obligations	–	14,190,451	–	14,190,451
U.S. Corporate Bonds	–	9,964,110	–	9,964,110
U.S. Government / Agency Mortgage Backed Securities	–	78,420,353	–	78,420,353
U.S. Government Bonds and Notes	–	14,383,746	–	14,383,746
Foreign Corporate Bonds	–	9,601,815	–	9,601,815
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	–	1,120,214	–	1,120,214
Non-Agency Collateralized Mortgage Obligations	–	65,041,533	-	65,041,533
Short-Term Investments	52,059,595	–	–	52,059,595
Small Business Loans	–	–	28,585,553	28,585,553
Total	$124,412,121	$202,960,226	$28,585,553	$355,957,900

*	Refer to the Fund's Schedule of Investments for a listing of securities by type.

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Notes to Quarterly Schedule of Investments	September 30, 2022 (Unaudited)

The changes of the fair value of investments for which the Fund has used Level 3 inputs to determine the fair value are as follows:

Asset Type	Balance as of June 30, 2022	Accrued Discount/premium	Return of Capital	Realized Gain/(Loss)	Change in Unrealized Appreciation/Deperciation	Purchases	Sales Proceeds	Transfer into Level 3	Transfer Out of Level 3	Balance as of September 30, 2022	Net change in unrealized appreciation/ (depreciation) included in the Statements of Operations attributable to Level 3 investments held at September 30, 2022
Small Business Loans	-	-	-	-	140,052	28,445,501	-	-	-	28,585,553	140,052
	$-	$-	$-	$-	$140,052	$28,445,501	$-	$-	$-	$28,585,553	$140,052

The table below provides additional information about the Level 3 Fair Value Measurements as of September 30, 2022:

Quantitative Information about Level 3 Fair Value Measurements

Asset Class	Fair Value (USD)	Valuation Technique	Unobservable Inputs(a)	Value/Range (Weighted Average)
Small Business Loans	$28,585,553	Discounted Cash Flow	Loss-Adjusted Discount Rate	0.62%-18.70% (9.08%)
			Projected Loss Rate	0.00%-36.34% (3.06%)

(a)	A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Inputs	Impact to Value if Input Increases	Impact to Value if Input Decreases
Loss-Adjusted Discount Rate	Decrease	Increase
Projected Loss Rate	Decrease	Increase